Stock-based Compensation - Class P Units Activity (Details) - shares		6 Months Ended		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Jun. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Units
Recapitalization in connection with the Business Combination (in shares)	25,687,126
Class A-3 and Class B Units
Number of Units
Outstanding beginning balance (in shares)	262,249		274,816	274,816	264,077	245,371
Granted (in shares)					14,250	25,990
Repurchases (in shares)			(8,279)		(1,900)
Cancellations (in shares)			(4,288)		(1,611)	(7,284)
Outstanding ending balance (in shares)			262,249		274,816	264,077
Class A-3 Units
Number of Units
Conversion to Class P Units in connection with the Business Combination (in shares)	(53,333)
Class P Units
Number of Units
Outstanding beginning balance (in shares)		25,896,042
Cancellations (in shares)		(235,513)
Outstanding ending balance (in shares)	25,896,042	25,660,529		25,660,529
Vested (in shares)				23,685,659